Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Valuation of Company's Derivatives by Pricing Observability Levels

The following table summarizes the valuation of the Company’s derivatives by the above pricing observability levels:

	Total carrying amount in Consolidated Balance Sheets December 31		Fair value measurement at December 31, using:
			2013			2012
	2013	2012	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivatives1)	$1.7	$16.5	—	$1.7	—	—	$16.5	—

Total Assets	$1.7	$16.5	—	$1.7	—	—	$16.5	—

Liabilities
Derivatives	$2.8	$0.7	—	$2.8	—	—	$0.7	—

Total Liabilities	$2.8	$0.7	—	$2.8	—	—	$0.7	—

1)	The decrease from prior year is explained by the closure of a $60 million interest rate swap in the first quarter of 2013.

Fair Value and Carrying Value of Debt

The fair value and carrying value of debt is summarized in the table below. For further details on the Company’s debt, see Note 12.

	Carrying value1)	Fair value	Carrying value1)	Fair value
FAIR VALUE OF DEBT, DECEMBER 31	2013	2013	2012	2012
Long-term debt
U.S. private placement	$177.6	$187.7	$305.8	$329.5
Medium-term notes	99.9	100.5	99.8	99.4
Notes2)	0.0	0.0	107.6	108.9
Other long-term debt	1.6	1.6	49.7	49.7

Total	$279.1	$289.8	$562.9	$587.5

Short-term debt
Overdrafts and other short-term debt	$65.6	$65.6	$60.3	$60.3
Short-term portion of long-term debt3)	167.2	172.6	9.5	9.5
Notes2)	106.6	107.6	—	—

Total	$339.4	$345.8	$69.8	$69.8

1)	Debt as reported in balance sheet.
2)	Notes issued as part of the equity units offering were remarketed in April 2012, final maturity in April 2014 (for further information see Notes 12 and 13).
3)	$125 million carrying value of U.S. private placement note changed from long-term to short-term debt in the fourth quarter 2013.

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The tables below present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012 and amount of gain (loss) recognized in the Consolidated Statement of Net Income for the years ending December 31, 2013, 2012 and 2011. Although the Company is party to close-out netting agreements with all derivative counterparties, the fair values in the tables below and in the Consolidated Balance Sheets at December 31, 2013 and 2012, have been presented on a gross basis. The net amounts subject to netting agreements that the Company choose not to offset are presented in footnotes. According to the close-out netting agreements, transaction amounts payable to a counterparty on the same date and in the same currency can be netted.

FAIR VALUE OF DEBT, DECEMBER 31, 2013	Nominal volume		Derivative asset		Derivative liability		Balance Sheet location
Derivatives designated as hedging instruments
Interest rate swaps, less than 6 years (fair value hedge)4)	$—		$—		$—		Other non-current asset

Total derivatives designated as hedging instruments	$—		$—		$—

Derivatives not designated as hedging instruments
Foreign exchange swaps, less than 6 months	$504.1	1)	$1.7	2)	$2.8	3)	Other current assets/ liabilities

Total derivatives not designated as hedging instruments	$504.1		$1.7		$2.8

Total derivatives	$504.1		$1.7		$2.8

1)	Net amount after deducting for offsetting swaps $425.4 million.
2)	Net amount after deducting for offsetting swaps $1.5 million.
3)	Net amount after deducting for offsetting swaps $2.6 million.
4)	The decrease from year end is explained by the closure of a $60 million interest rate swap in the first quarter of 2013.

FAIR VALUE OF DEBT, DECEMBER 31, 2012	Nominal volume		Derivative asset		Derivative liability		Balance Sheet location
Derivatives designated as hedging instruments
Interest rate swaps, less than 7 years (fair value hedge)	$60.0		$15.8		$—		Other non-current asset

Total derivatives designated as hedging instruments	$60.0		$15.8		$—

Derivatives not designated as hedging instruments
Foreign exchange swaps, less than 6 months	$700.8	1)	$0.7	2)	$0.7	3)	Other current assets/ liabilities

Total derivatives not designated as hedging instruments	$700.8		$0.7		$0.7

Total derivatives	$760.8		$16.5		$0.7

1)	Net amount after deducting for offsetting swaps $554.8 million.
2)	Net amount after deducting for offsetting swaps $0.6 million.
3)	Net amount after deducting for offsetting swaps $0.6 million.

Derivatives Designated as Hedging Instruments

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2013

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Interest rate swaps, less than 6 years (fair value hedge)1)	$—	—	$(1.3)	—	—	—

Total derivatives designated as hedging instruments	$—

Hedged item (fair value hedge)
Fixed rate private placement debt due 20191)	$—	—	$1.3	—	—	—

Total gain (loss) in Consolidated Statement of Net Income			$0.0

1)	The decrease from year end is explained by the closure of a $60 million interest rate swap in the first quarter of 2013.

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2012

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Interest rate swaps, less than 7 years (fair value hedge)	$60.0	—	$0.7	—	—	—

Total derivatives designated as hedging instruments	$60.0

Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0	—	$(0.7)	—	—	—

Total gain (loss) in Consolidated Statement of Net Income			$0.0

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2011

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Cross currency interest rate swaps, 8 years (fair value hedge)	$60.0	—	$5.9	—	—	—

Total derivatives designated as hedging instruments	$60.0

Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0	—	$(5.9)	—	—	—

Total gain (loss) in Consolidated Statement of Net Income			$0.0

Derivatives Not Designated as Hedging Instruments

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER

	Nominal volume						Other financial items, net			Interest expense			Interest income
	2013		2012		2011		2013	2012	2011	2013	2012	2011	2013	2012	2011
Derivatives not designated as hedging instruments
Cross currency interest rate swaps, less than 1 year	$—		$—		$—		$—	$—	$(3.8)	$—	$—	$0.1	$—	$—	$—
Foreign exchange swaps	504.1	1)	700.8	2)	1,241.9	3)	(1.1)	(4.0)	6.8	0.0	(0.1)	0.2	—	—	—

Total derivatives not designated as hedging instruments	$504.1		$700.8		$1,241.9

1)	Net amount after deducting for offsetting swaps $425.4 million.
2)	Net amount after deducting for offsetting swaps $554.8 million.
3)	Net amount after deducting for offsetting swaps $845.2 million.